UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------------------------------

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: North Sound Capital LLC

Address: 3 Greenwich Office Park
         Greenwich, CT  06831

Form 13F File Number: 028-10178
                      ---------------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
                                                          ---------------------

Name: Anthony Buzzi

Title: Managing Director

Phone: 203-340-5700

Signature, Place, and Date of Signing:

 /s/ Anthony Buzzi         Greenwich, Connecticut              August 12, 2009
------------------        ----------------------              -----------------
   Anthony Buzzi               City, State                            Date

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                            FORM 13F-HR SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F-HR Information Table Entry Total: 6 Items

Form 13F-HR Information Table Value Total: $2,570.03 (thousands)

List of Other Included Managers: Not Applicable

                                                                    M.V.   SHARE OR PRN SH/PRN  Investment Other    Voting
DESCRIPTION                      Id Cusip  TITLE OF CLASS         (*1000)    Quantity  PUT/CALL Discretion Managers Authority
-----------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson	         478160104   COM	            568	         10000	 SH	DEFINED	    N/A	    SHARED
Kroger Co/The	                 501044101   COM	            661.5	 30000	 SH	DEFINED	    N/A	    SHARED
Navios Maritme Acquisition	 Y62159101   SHS	            421.2	 45000	 SH	DEFINED	    N/A	    SHARED
Pfizer Inc	                 717081103   COM	            375	         25000	 SH	DEFINED	    N/A	    SHARED
Max Capital Group Ltd	        G6052F1032   SHS	            369.2	 20000	 SH	DEFINED	    N/A	    SHARED
Charles Schwab Corp/The	         808513105   COM	            175.4	 10000	 SH	DEFINED	    N/A	    SHARED
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